Investments (Details 38) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011
Financing Receivable, Modifications [Line Items]
Number of Mortgage Loans	15
Carrying Value after Specific Valuation Allowance, Pre-Modification	$ 189
Carrying Value after Specific Valuation Allowance, Post-Modification	153
Commercial
Financing Receivable, Modifications [Line Items]
Number of Mortgage Loans	5
Carrying Value after Specific Valuation Allowance, Pre-Modification	147
Carrying Value after Specific Valuation Allowance, Post-Modification	111
Agricultural
Financing Receivable, Modifications [Line Items]
Number of Mortgage Loans	10
Carrying Value after Specific Valuation Allowance, Pre-Modification	42
Carrying Value after Specific Valuation Allowance, Post-Modification	42
Residential
Financing Receivable, Modifications [Line Items]
Number of Mortgage Loans	0
Carrying Value after Specific Valuation Allowance, Pre-Modification	0
Carrying Value after Specific Valuation Allowance, Post-Modification	$ 0